Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 71,417	¥ 58,803
Fair value, available-for-sale securities		23,233,769	31,673,890
Amortized cost, held-to-maturity securities		2,050,107	1,519,055
Total		1,915,108
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		37,496	38,379
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		5,628	2,165
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		7,289	8,444
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		2,261	2,578
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities	[1]	11,307	3,985
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		866	312
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		451	214
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		4,538	1,705
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		1,581	1,021
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	23,279,549	31,702,397
Gross unrealized gains, available-for-sale securities		25,637	30,296
Gross unrealized losses, available-for-sale securities		71,417	58,803
Fair value, available-for-sale securities		23,233,769	31,673,890
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	16,483,722	25,191,315
Gross unrealized gains, available-for-sale securities		3,067	5,794
Gross unrealized losses, available-for-sale securities		37,496	38,379
Fair value, available-for-sale securities		16,449,293	25,158,730
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	560,093	421,557
Gross unrealized gains, available-for-sale securities		198	254
Gross unrealized losses, available-for-sale securities		5,628	2,165
Fair value, available-for-sale securities		554,663	419,646
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	382,990	381,653
Gross unrealized gains, available-for-sale securities		0	0
Gross unrealized losses, available-for-sale securities		7,289	8,444
Fair value, available-for-sale securities		375,701	373,209
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	1,309,473	1,338,295
Gross unrealized gains, available-for-sale securities		661	220
Gross unrealized losses, available-for-sale securities		2,261	2,578
Fair value, available-for-sale securities		1,307,873	1,335,937
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[4]	532,364	452,830
Gross unrealized gains, available-for-sale securities	[4]	1,140	1,695
Gross unrealized losses, available-for-sale securities	[4]	11,307	3,985
Fair value, available-for-sale securities	[4]	522,197	450,540
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	48,257	58,246
Gross unrealized gains, available-for-sale securities		71	194
Gross unrealized losses, available-for-sale securities		866	312
Fair value, available-for-sale securities		47,462	58,128
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	856,708	848,568
Gross unrealized gains, available-for-sale securities		5,157	5,437
Gross unrealized losses, available-for-sale securities		451	214
Fair value, available-for-sale securities		861,414	853,791
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3]	2,100,733	2,222,670
Gross unrealized gains, available-for-sale securities		13,024	14,212
Gross unrealized losses, available-for-sale securities		4,538	1,705
Fair value, available-for-sale securities		2,109,219	2,235,177
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[2],[3],[5]	1,005,209	787,263
Gross unrealized gains, available-for-sale securities	[5]	2,319	2,490
Gross unrealized losses, available-for-sale securities	[5]	1,581	1,021
Fair value, available-for-sale securities	[5]	1,005,947	788,732
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	2,050,107	1,519,055
Gross unrealized gains, held-to-maturity securities		2,574	5,125
Gross unrealized losses, held-to-maturity securities		137,573	58,604
Total		1,915,108	1,465,576
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3]	799,305	479,980
Gross unrealized gains, held-to-maturity securities		2,171	5,101
Gross unrealized losses, held-to-maturity securities		1,028	0
Total		800,448	485,081
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[2],[3],[6]	1,250,802	1,039,075
Gross unrealized gains, held-to-maturity securities	[6]	403	24
Gross unrealized losses, held-to-maturity securities	[6]	136,545	58,604
Total	[6]	¥ 1,114,660	¥ 980,495

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥261,867 million at March 31, 2022, and ¥381,634 million at March 31, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥4,702 million at March 31, 2022, and ¥5,637 million at March 31, 2023 and included in Accrued income.
[3]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥34,326 million at March 31, 2022, and ¥nil at March 31, 2023.
[4]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥450,507 million and ¥33 million, respectively, at March 31, 2022, and ¥522,166 million and ¥31 million, respectively, at March 31, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[5]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥247,762 million at March 31, 2022, and ¥330,365 million at March 31, 2023.
[6]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.